Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax

The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following, which is included in general and administrative expense in the Consolidated Statements of Operations (dollars in thousands):

	2023	2022
Current
Federal	—	—
State	41	29
Total Current	$41	$29

Deferred
Federal	—	—
State	—	—
Total Deferred	—	—
Total	$41	$29

Schedule of Reconciliation of Statutory Corporate U.S Federal Income Tax Rate

The following table presents a reconciliation of the statutory corporate U.S. federal income tax rate to the Company’s effective tax rate as of December 31, 2023:

	2023	2022
Tax at U.S. statutory rate	21.00%	21.00%
State taxes, net of federal effect	2.13%	2.29%
Non-Deductible Expenses	(9.85)%	0.89%
Change in Valuation Allowance	(13.40)%	(24.54)%
Effective income tax rate	—	—

Schedule of Deferred Taxes

The balances for deferred taxes for the years ended December 31, 2023 and 2022 consisted of the following (dollars in thousands):

	Year Ended December 31,
	2023	2022
Deferred Tax Assets:
NOL Carryforward	$17,522	$14,030
Intangible Assets	4,171	4,676
Investment in Operating Partnership	9,631	8,388
Gross deferred tax assets	$31,324	$27,094
Less valuation allowance	(31,324)	(27,094)
Total deferred tax assets	$—	$—
Deferred Tax Liabilities:
Straight-line Rent	—	—
Total net deferred taxes	$—	$—